Derivative Financial Instruments	12 Months Ended
Nov. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	Derivative Financial Instruments
Derivative Financial Instruments
Derivative activities are recorded at fair value in the Consolidated Statements of Financial Condition in Trading assets and Trading liabilities, net of cash paid or received under credit support agreements and on a net counterparty basis when a legally enforceable right to offset exists under a master netting agreement. Predominantly, we enter into derivative transactions to satisfy the needs of our clients and to manage our own exposure to market and credit risks resulting from our trading activities. In addition, we apply hedge accounting to an interest rate swap that has been designated as a fair value hedge of the changes in fair value due to the benchmark interest rate for certain fixed rate senior long-term debt. See Notes 5 and 23 for additional disclosures about derivative financial instruments.
Derivatives are subject to various risks similar to other financial instruments, including market, credit and operational risk. The risks of derivatives should not be viewed in isolation, but rather should be considered on an aggregate basis along with our other trading-related activities. We manage the risks associated with derivatives on an aggregate basis along with the risks associated with proprietary trading as part of our firm wide risk management policies.
In connection with our derivative activities, we may enter into ISDA master netting agreements or similar agreements with counterparties. See Note 2 for additional information regarding the offsetting of derivative contracts.
The following tables present the fair value and related number of derivative contracts at November 30, 2019 and 2018 categorized by type of derivative contract and the platform on which these derivatives are transacted. The fair value of assets/liabilities represents our receivable/payable for derivative financial instruments, gross of counterparty netting and cash collateral received and pledged. The following tables also provide information regarding (1) the extent to which, under enforceable master netting arrangements, such balances are presented net in the Consolidated Statements of Financial Condition as appropriate under GAAP and (2) the extent to which other rights of setoff associated with these arrangements exist and could have an effect on our financial position (in thousands, except contract amounts):

	Assets		Liabilities
	Fair Value	Number of Contracts (2)	Fair Value	Number of Contracts (2)
November 30, 2019 (1)
Derivatives designated as accounting hedges:
Interest rate contracts:
Cleared OTC	$28,663	1	$—	—
Total derivatives designated as accounting hedges	28,663		—

Derivatives not designated as accounting hedges:
Interest rate contracts:
Exchange-traded	1,191	65,226	103	38,464
Cleared OTC	213,224	3,329	284,433	3,443
Bilateral OTC	421,700	1,325	258,857	738
Foreign exchange contracts:
Exchange-traded	—	256	—	199
Bilateral OTC	191,218	9,257	187,836	9,187
Equity contracts:
Exchange-traded	717,494	1,714,538	962,535	1,481,388
Bilateral OTC	248,720	4,731	445,241	4,271
Commodity contracts:
Exchange-traded	—	5,524	—	4,646
Bilateral OTC	20,600	4,084	391	359
Credit contracts:
Cleared OTC	2,514	13	5,768	12
Bilateral OTC	6,281	25	14,219	28
Total derivatives not designated as accounting hedges	1,822,942		2,159,383

Total gross derivative assets/ liabilities:
Exchange-traded	718,685		962,638
Cleared OTC	244,401		290,201
Bilateral OTC	888,519		906,544

Amounts offset in Consolidated Statement of Financial Condition (3):
Exchange-traded	(688,871)		(688,871)
Cleared OTC	(222,869)		(266,900)
Bilateral OTC	(521,457)		(676,407)
Net amounts per Consolidated Statement of Financial Condition (4)	$418,408		$527,205

	Assets		Liabilities
	Fair Value	Number of Contracts (2)	Fair Value	Number of Contracts (2)
November 30, 2018 (1)
Derivatives designated as accounting hedges:
Interest rate contracts:
Cleared OTC	$—	—	$29,647	1
Total derivatives designated as accounting hedges	—		29,647

Derivatives not designated as accounting hedges:
Interest rate contracts:
Exchange-traded	924	32,159	513	66,095
Cleared OTC	422,670	2,095	411,833	2,394
Bilateral OTC	372,899	1,398	491,697	816
Foreign exchange contracts:
Exchange-traded	42	538	2	690
Cleared OTC	—	—	36	3
Bilateral OTC	311,228	9,548	314,951	9,909
Equity contracts:
Exchange-traded	1,202,927	2,104,684	2,061,137	1,779,836
Bilateral OTC	207,221	5,126	315,996	2,764
Commodity contracts:
Exchange-traded	27,632	7,272	272	4,185
Bilateral OTC	10,191	1,274	1,445	1,498
Credit contracts:
Cleared OTC	11,204	7	1,556	14
Bilateral OTC	13,768	123	11,618	79
Total derivatives not designated as accounting hedges	2,580,706		3,611,056

Total gross derivative assets/ liabilities:
Exchange-traded	1,231,525		2,061,924
Cleared OTC	433,874		443,072
Bilateral OTC	915,307		1,135,707

Amounts offset in Consolidated Statement of Financial Condition (3):
Exchange-traded	(1,190,951)		(1,190,951)
Cleared OTC	(407,351)		(418,779)
Bilateral OTC	(815,629)		(903,320)
Net amounts per Consolidated Statement of Financial Condition (4)	$166,775		$1,127,653

(1)
Exchange-traded derivatives include derivatives executed on an organized exchange. Cleared OTC derivatives include derivatives executed bilaterally and subsequently novated to and cleared through central clearing counterparties. Bilateral OTC derivatives include derivatives executed and settled bilaterally without the use of an organized exchange or central clearing counterparty.

(2)
Number of exchange-traded contracts may include open futures contracts. The unsettled fair value of these futures contracts is included in Receivables and Payables, expense accruals and other liabilities in the Consolidated Statements of Financial Condition.

(3)	Amounts netted include both netting by counterparty and for cash collateral paid or received.

(4)
We have not received or pledged additional collateral under master netting agreements and/or other credit support agreements that is eligible to be offset beyond what has been offset in the Consolidated Statements of Financial Condition.

The following table provides information related to gains (losses) recognized in Interest expense of Jefferies Group in the Consolidated Statements of Operations on a fair value hedge (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017

Interest rate swaps	$56,385	$(25,539)	$(2,091)
Long-term debt	(58,931)	27,363	8,124
Total	$(2,546)	$1,824	$6,033

The following table presents unrealized and realized gains (losses) on derivative contracts which are primarily recognized in Principal transactions revenues in the Consolidated Statements of Operations, which are utilized in connection with our client activities and our economic risk management activities (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017

Interest rate contracts	$(188,605)	$67,291	$3,171
Foreign exchange contracts	(822)	226	4,376
Equity contracts	(108,961)	(267,187)	(319,775)
Commodity contracts	(5,630)	21,785	(9,049)
Credit contracts	9,147	449	1,959
Total	$(294,871)	$(177,436)	$(319,318)

The net gains (losses) on derivative contracts in the table above are one of a number of activities comprising our business activities and are before consideration of economic hedging transactions, which generally offset the net gains (losses) included above. We substantially mitigate our exposure to market risk on our cash instruments through derivative contracts, which generally provide offsetting revenues, and we manage the risk associated with these contracts in the context of our overall risk management framework.

OTC Derivatives.  The following tables set forth by remaining contract maturity the fair value of OTC derivative assets and liabilities as reflected in the Consolidated Statement of Financial Condition at November 30, 2019 (in thousands):

	OTC Derivative Assets (1) (2) (3)
	0-12 Months	1-5 Years	Greater Than 5 Years	Cross- Maturity Netting (4)	Total

Commodity swaps, options and forwards	$16,634	$3,966	$—	$(391)	$20,209
Equity forwards, swaps and options	44,065	2,302	7,442	(6,612)	47,197
Credit default swaps	49	1,059	15	(62)	1,061
Total return swaps	58,845	34,546	—	(554)	92,837
Foreign currency forwards, swaps and options	46,651	11,123	62	(4,855)	52,981
Fixed income forwards	986	—	—	—	986
Interest rate swaps, options and forwards	33,147	163,818	142,277	(15,032)	324,210
Total	$200,377	$216,814	$149,796	$(27,506)	539,481
Cross product counterparty netting					(32,208)
Total OTC derivative assets included in Trading assets					$507,273

(1)	At November 30, 2019, we held exchange traded derivative assets, other derivatives assets and other credit agreements with a fair value of $37.2 million, which are not included in this table.

(2)
OTC derivative assets in the table above are gross of collateral received. OTC derivative assets are recorded net of collateral received in the Consolidated Statements of Financial Condition. At November 30, 2019, cash collateral received was $126.1 million.

(3)	Derivative fair values include counterparty netting within product category.

(4)	Amounts represent the netting of receivable balances with payable balances for the same counterparty within product category across maturity categories.

	OTC Derivative Liabilities (1) (2) (3)
	0-12 Months	1-5 Years	Greater Than 5 Years	Cross-Maturity Netting (4)	Total

Commodity swaps, options and forwards	$391	$—	$—	$(391)	$—
Equity forwards, swaps and options	25,342	173,359	77,052	(6,612)	269,141
Credit default swaps	1,245	3,688	8,160	(62)	13,031
Total return swaps	28,096	41,160	—	(554)	68,702
Foreign currency forwards, swaps and options	48,388	9,786	45	(4,855)	53,364
Fixed income forwards	581	—	—	—	581
Interest rate swaps, options and forwards	20,881	93,730	104,318	(15,032)	203,897
Total	$124,924	$321,723	$189,575	$(27,506)	608,716
Cross product counterparty netting					(32,208)
Total OTC derivative liabilities included in Trading liabilities					$576,508

(1)
At November 30, 2019, we held exchange traded derivative liabilities, other derivative liabilities and other credit agreements with a fair value of $275.7 million, which are not included in this table.

(2)
OTC derivative liabilities in the table above are gross of collateral pledged. OTC derivative liabilities are recorded net of collateral pledged in the Consolidated Statements of Financial Condition. At November 30, 2019, cash collateral pledged was $325.0 million.

(3)	Derivative fair values include counterparty netting within product category.

(4)	Amounts represent the netting of receivable balances with payable balances for the same counterparty within product category across maturity categories.

At November 30, 2019, the counterparty credit quality with respect to the fair value of our OTC derivative assets was as follows (in thousands):

Counterparty credit quality (1):
A- or higher	$127,355
BBB- to BBB+	31,536
BB+ or lower	193,338
Unrated	155,044
Total	$507,273

(1)
We utilize internal credit ratings determined by the Jefferies Group Risk Management department. Credit ratings determined by Jefferies Group Risk Management use methodologies that produce ratings generally consistent with those produced by external rating agencies.

Credit Related Derivative Contracts
The external credit ratings of the underlyings or referenced assets for our written credit related derivative contracts (in millions):

	External Credit Rating
	Investment Grade	Non-investment Grade	Unrated	Total Notional
November 30, 2019
Credit protection sold:
Index credit default swaps	$3.0	$32.0	$—	$35.0
Single name credit default swaps	3.4	29.0	1.5	33.9

November 30, 2018
Credit protection sold:
Index credit default swaps	$25.7	$167.4	$—	$193.1
Single name credit default swaps	57.7	84.5	3.0	145.2

Contingent Features
Certain of Jefferies Group's derivative instruments contain provisions that require its debt to maintain an investment grade credit rating from each of the major credit rating agencies. If Jefferies Group's debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on the derivative instruments in liability positions. The following table presents the aggregate fair value of all derivative instruments with such credit-risk-related contingent features that are in a liability position, the collateral amounts posted or received in the normal course of business and the potential collateral we would have been required to return and/or post additionally to its counterparties if the credit-risk-related contingent features underlying these agreements were triggered (in millions):

	November 30, 2019	November 30, 2018

Derivative instrument liabilities with credit-risk-related contingent features	$42.9	$93.5
Collateral posted	(3.1)	(61.5)
Collateral received	114.1	91.5
Return of and additional collateral required in the event of a credit rating downgrade below investment grade (1)	154.0	123.3

(1)
These potential outflows include initial margin received from counterparties at the execution of the derivative contract. The initial margin will be returned if counterparties elect to terminate the contract after a downgrade.

Other Derivatives

Vitesse Energy Finance uses swaps and call and put options in order to reduce exposure to future oil price fluctuations. Vitesse Energy Finance accounts for the derivative instruments at fair value. The gains and losses associated with the change in fair value of the derivatives are recorded in Other revenues.